SCHEDULE 1 STATEMENTS OF CASH FLOWS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ 124	$ (2,202)	$ 3,005
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of acquired intangible assets	3,480	3,056	1,803
Share-based compensation	492	1,465	1,928
Share of net (income) loss of an equity method investee	264	(41)	1,113
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	922	(2,549)	1,736
Accrued expenses and other current liabilities	(3,717)	(3,526)	(3,002)
Net cash used in operating activities	(7,560)	(3,296)	7,265
Investing activities:
Investment in an equity method investee	(3,712)	(1,500)	(9,676)
Net cash provided by investing activities	(26,178)	33,791	(26,658)
Financing activities:
Repurchase of ordinary shares	(4,853)	(4,152)	(6,251)
Proceeds from exercise of share-based awards	3,041	2,289	671
Net cash provided by financing activities	13,902	6,936	7,131
Net increase (decrease) in cash and cash equivalents	(19,836)	37,431	(12,262)
Cash and cash equivalents at the beginning of the year	71,336	33,207	42,872
Cash and cash equivalents at the end of the year	53,263	71,336	33,207
Parent Company [Member]
Operating activities:
Net income (loss)	124	(2,202)	3,005
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of acquired intangible assets	33
Share-based compensation	492	1,465	1,928
Share of net income of subsidiaries	(848)	(1,080)	(6,786)
Share of net (income) loss of an equity method investee	202	(50)	(28)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	137	30	(186)
Accrued expenses and other current liabilities	(1,148)	1,462	115
Amounts due to subsidiaries	7,418	3,440	15,489
Net cash used in operating activities	6,410	3,065	13,537
Investing activities:
Investment in an equity method investee	(3,712)		(7,076)
Increase in amounts due from subsidiaries	(799)	(1,829)	(67)
Capital contribution in subsidiaries	(654)
Net cash provided by investing activities	(5,165)	(1,829)	(7,143)
Financing activities:
Repurchase of ordinary shares	(4,853)	(4,152)	(6,251)
Proceeds from exercise of share-based awards	3,041	2,289	671
Net cash provided by financing activities	(1,812)	(1,863)	(5,580)
Net increase (decrease) in cash and cash equivalents	(567)	(627)	814
Cash and cash equivalents at the beginning of the year	1,255	1,882	1,068
Cash and cash equivalents at the end of the year	$ 688	$ 1,255	$ 1,882